Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Bridge notes payable		$ 4,342,418	$ 1,062,500
Less unamortized discounts
VMCO		(481,390)	(12,031)
ASID		(1,003,359)	(47,739)
Bridge notes payable, net of discounts		$ 2,857,669	$ 1,002,730